Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contingencies And Commitments [Line Items]
Rent expense	$ 1,600,000	$ 1,100,000	$ 611,000
Purchase of license for patents	550,000
Additional contingent payment	$ 350,000
Minimum [Member]
Contingencies And Commitments [Line Items]
Lease terms	24
Maximum [Member]
Contingencies And Commitments [Line Items]
Lease terms	36